Leases - Schedule of Future Minimum Rental Payments for Operating Leases (Detail ) $ in Thousands	Sep. 30, 2022 USD ($)
Leases [Abstract]
2022 (remaining three months)	$ 132
2023	540
2024	565
2025	586
2026	604
2027	622
Thereafter	966
Gross lease payments	4,015
Less — Present value adjustments	(921)
Total operating lease liabilities	$ 3,094